Fixed Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fixed Assets
Depreciation expense					$ 33,614	$ 17,834
Finance lease asset amortization	$ 85,985	$ 85,986	$ 171,971	$ 171,971	343,942	$ 200,633
Leased Equipment [Member]
Fixed Assets
Property and equipment					736,624
Medical Equipment [Member]
Fixed Assets
Property and equipment					79,801
Office Equipment [Member]
Fixed Assets
Property and equipment					11,710
Leasehold Improvements [Member]
Fixed Assets
Property and equipment					6,605
Furniture and Fixtures [Member]
Fixed Assets
Property and equipment					$ 5,045